Income Taxes (Tables)	12 Months Ended
Jun. 30, 2015
Income Taxes {3}
Schedule of Deferred Tax Assets and Liabilities

The tax effects of temporary differences that give rise to the Company’s net deferred tax liability as of June 30, 2015 and 2014 are as follows:

June 30 2015, and 2014

	2015	2014
Deferred Tax Assets
Net Operating Losses	$2,040,000	$680,000
Less: Valuation Allowance	$(2,040,000)	$(680,000)

Schedule of reconciliation of income tax benefit

The reconciliation of income tax benefit at the U.S. statutory rate of 34% to the Company’s effective rate for the periods presented is as follows:

	2015	2014
U.S federal statutory rate	(34%)	(34%)
State income tax, net of federal benefit	(0.0%)	(0.0%)
Increase in valuation allowance	34%	34%
Income tax provision (benefit)	0.0%	0.0%